Expense Example, No Redemption - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor International Growth Fund - Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,089
Fidelity Advisor International Growth Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor International Growth Fund - Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor International Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990